SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Cash Account Trust
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS ESG Liquidity Fund
DWS European Equity Fund
DWS Fixed Income Opportunities Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Government Cash Management Fund
DWS Government Cash Reserves Fund Institutional
DWS Government Money Market Series
DWS Health and Wellness Fund
DWS High Conviction Global Bond Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Value Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Global Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS Multisector Income Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF MLP & Energy Infrastructure Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short Duration High Income Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund
DWS U.S. Multi-Factor Fund
DWS World Dividend Fund
Investors Cash Trust
DWS Treasury Portfolio

The following information replaces the existing similar disclosure contained in the “INVESTING IN THE FUND(S)” section of each fund’s prospectus.
For an analysis of the fees associated with an investment in a fund or similar funds, please refer to tools.finra.org/fund_analyzer/ (this Web site does not form a part of this prospectus).
Please Retain This Supplement for Future Reference
April 10, 2019
PROSTKR-21